Intangible Assets - Disclosure of Aggregate Carrying Amounts of Goodwill and Distribution Rights Allocated to Each CGU (Detail) $ in Millions, $ in Millions	Dec. 31, 2018 MXN ($)	Dec. 31, 2018 USD ($)	[1]	Dec. 31, 2017 MXN ($)	Dec. 31, 2016 MXN ($)
Disclosure of information for cash-generating units [line items]
Goodwill and distribution rights allocated	$ 145,610	$ 7,416		$ 154,093	$ 153,268
Cash Generating Units [member] | Coca-Cola FEMSA [member]
Disclosure of information for cash-generating units [line items]
Goodwill and distribution rights allocated	111,347			118,130
Mexico [member] | Cash Generating Units [member] | Coca-Cola FEMSA [member]
Disclosure of information for cash-generating units [line items]
Goodwill and distribution rights allocated	56,352			56,352
Guatemala [member] | Cash Generating Units [member] | Coca-Cola FEMSA [member]
Disclosure of information for cash-generating units [line items]
Goodwill and distribution rights allocated	1,853			488
Nicaragua [member] | Cash Generating Units [member] | Coca-Cola FEMSA [member]
Disclosure of information for cash-generating units [line items]
Goodwill and distribution rights allocated	460			484
Costa Rica [member] | Cash Generating Units [member] | Coca-Cola FEMSA [member]
Disclosure of information for cash-generating units [line items]
Goodwill and distribution rights allocated	1,417			1,520
Panama [member] | Cash Generating Units [member] | Coca-Cola FEMSA [member]
Disclosure of information for cash-generating units [line items]
Goodwill and distribution rights allocated	1,182			1,185
Colombia [member] | Cash Generating Units [member] | Coca-Cola FEMSA [member]
Disclosure of information for cash-generating units [line items]
Goodwill and distribution rights allocated	4,600			5,824
Brazil [member] | Cash Generating Units [member] | Coca-Cola FEMSA [member]
Disclosure of information for cash-generating units [line items]
Goodwill and distribution rights allocated	42,153			48,345
Argentina [member] | Cash Generating Units [member] | Coca-Cola FEMSA [member]
Disclosure of information for cash-generating units [line items]
Goodwill and distribution rights allocated	327			50
Uruguay [member] | Cash Generating Units [member] | Coca-Cola FEMSA [member]
Disclosure of information for cash-generating units [line items]
Goodwill and distribution rights allocated	$ 3,003
Philippines [member] | Cash Generating Units [member] | Coca-Cola FEMSA [member]
Disclosure of information for cash-generating units [line items]
Goodwill and distribution rights allocated				$ 3,882

[1]	Convenience translation to U.S. dollars ($) - See Note 2.2.3